Property Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 02, 2017	Feb. 25, 2017	Feb. 27, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 15,039.9	$ 14,117.3
Accumulated depreciation and amortization		(3,528.1)	(2,271.1)
Property, Plant and Equipment, Net	$ 10,831.8	11,511.8	11,846.2
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		2,782.5	2,923.8
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		5,637.7	5,611.0
Office Properties Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		550.7	364.8
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,278.8	1,138.2
Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		3,737.5	3,034.7
Buildings Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,052.7	$ 1,044.8